Accounts and Other Receivables	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Accounts and Other Receivables [Line Items]
ACCOUNTS AND OTHER RECEIVABLES

NOTE E — ACCOUNTS AND OTHER RECEIVABLES

The following table presents information regarding the Company’s accounts and other receivables as of December 31, 2023 and 2022:

	(in thousands)
	December 31, 2023	December 31, 2022
Trade receivables	$22,085	$21,461
Allowance for credit losses and commission adjustments	(9,708)	(6,947)
Accounts and other receivables, net	$12,377	$14,514

Trade receivables include amounts due for shipped products and services rendered. Amounts currently due under the GEHC Agreement are subject to adjustment in subsequent periods should the underlying sales order amount, upon which the receivable is based, change.

Allowance for doubtful accounts and commission adjustments include estimated losses resulting from the inability of our customers to make required payments, and adjustments arising from estimated future changes in sales order amounts that may reduce the amount the Company will ultimately receive under the GEHC Agreement.